UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03380

Legg Mason Value Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Value Trust’s semi-annual report for the six months ended September 30, 2008. Total returns for various periods ended September 30, 2008 are:

	Total Returns
	6 Months	9 Months	12 Months
Value Trust:
Primary Class	–21.17%	–36.71%	–42.61%
Class R	–21.02%	–36.54%	–42.38%
Financial Intermediary Class	–20.90%	–36.40%	–42.21%
Institutional Class	–20.78%	–36.23%	–42.02%
S&P 500 Stock Composite IndexA	–10.87%	–19.29%	–21.98%
Value Line IndexB	–5.69%	–16.37%	–22.13%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class, please visit www.leggmason.com/individualinvestors; for Class R, Financial Intermediary Class and Institutional Class, please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The market environment of the past six months has been among the most challenging seen by equity investors for generations. Concerns about our global financial system and the health of the global economy have negatively affected virtually all asset classes, including of course U.S. equities.

As fellow shareholders of the Fund, we understand the concerns created by market turmoil and declining prices. While no one can predict with certainty when the current crisis will end, we are heartened by the recent actions of the U.S. government to support and repair our financial system. In the enclosed report, Value Trust portfolio manager Bill Miller analyzes some of the factors contributing to this extraordinary environment and reflects on the advice of legendary value investor Warren Buffett in times of market distress.

A

A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B	Composed of approximately 1700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

2	Semi-Annual Report to Shareholders

We continue to believe in the resiliency of the U.S. economy. We believe that turmoil and downturn will eventually be followed by recovery and appreciation. And we believe in the long-term potential of our equity markets to provide rewards to patient investors. We remain committed to helping you, our shareholders, build wealth over the long term.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

November 3, 2008

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Value Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

4	Semi-Annual Report to Shareholders

Expense Example — Continued

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 04/01/08 to 09/30/08
Primary Class:
Actual	$1,000.00	$788.70	$7.63
Hypothetical (5% return before expenses)	$1,000.00	$1,016.47	$8.60
Class R:
Actual	$1,000.00	$789.90	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.27	$6.79
Financial Intermediary Class:
Actual	$1,000.00	$791.00	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.29
Institutional Class:
Actual	$1,000.00	$792.20	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.66

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.71%, 1.35%, 1.05%, and 0.72% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders	5

Performance Information

Legg Mason Value Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite and Value Line indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The lines for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market indexes do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the indexes’ results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–42.61%	–42.61%
Five Years	–16.10%	–3.45%
Ten Years	+24.42%	+2.21%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	7

Growth of a $1,000,000 Investment — Class R

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–42.38%	–42.38%
Life of Class*	–40.79%	–25.80%

*	Inception date: December 28, 2006

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for the period beginning December 31, 2006.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–42.21%	–42.21%
Five Years	–13.29%	–2.81%
Life of Class*	–12.56%	–1.77%

*	Inception date: March 23, 2001

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders	9

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–42.02%	–42.02%
Five Years	–11.82%	–2.48%
Ten Years	+37.43%	+3.23%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10	Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of September 30, 2008)C

(As a percentage of the portfolio)

Top 10 Holdings (as of September 30, 2008)

Security	% of Net Assets
Amazon.com Inc.	7.1%
The AES Corp.	6.5%
Aetna Inc.	5.6%
Citigroup Inc.	5.4%
UnitedHealth Group Inc.	4.7%
Sears Holdings Corp.	4.7%
eBay Inc.	4.4%
General Electric Co.	4.2%
J.P. Morgan Chase and Co.	4.1%
Eastman Kodak Co.	3.9%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders	11

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2008E
1.	J.P. Morgan Chase and Co.	+37.6%
2.	Capital One Financial Corp.	+35.4%
3.	Sears Holdings Corp.	+26.9%
4.	Amgen Inc.	+25.7%
5.	Citigroup Inc.	+24.5%
6.	Eastman Kodak Co.	+6.6%
7.	Hewlett-Packard Co.	+4.8%
8.	Amazon.com Inc.	–0.8%
9.	International Business Machines Corp.	–0.9%
10.	Cisco Systems Inc.	–3.0%

Weakest performers for the quarter ended September 30, 2008E
1.	Nucor Corp.	–46.5%
2.	The AES Corp.	–39.2%
3.	Google Inc.	–23.9%
4.	Texas Instruments Inc.	–23.3%
5.	Merrill Lynch and Co. Inc.	–19.1%
6.	eBay Inc.	–18.1%
7.	Electronic Arts Inc. (EA)	–16.8%
8.	Yahoo! Inc.	–16.3%
9.	CA Inc.	–13.4%
10.	Time Warner Inc.	–11.1%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
American Express Co.	American International Group Inc.
Bank of America Corp.	Countrywide Financial Corp.
EMC Corp.	Expedia Inc.
MicroSoft Corp.	Freddie Mac
NYSE Euronext	The Goldman Sachs Group Inc.
3M Co.	Quest Communications International
Sprint Nextel Corp.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

12	Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 91.8%
Consumer Discretionary — 21.2%
Internet and Catalog Retail — 7.1%
Amazon.com Inc.	7,390,566	$537,737,582	A

Leisure Equipment and Products — 3.9%
Eastman Kodak Co.	19,577,700	301,105,026	B

Media — 3.6%
Time Warner Inc.	20,994,079	275,232,376

Multiline Retail — 6.6%
J.C. Penney Co. Inc.	4,341,578	144,748,211
Sears Holdings Corp.	3,806,013	355,862,215	A

		500,610,426

Financials — 17.6%
Capital Markets — 3.0%
Merrill Lynch and Co. Inc.	9,005,200	227,831,560

Consumer Finance — 3.0%
American Express Co.	500,000	17,715,000
Capital One Financial Corp.	4,190,100	213,695,100

		231,410,100

Diversified Financial Services — 11.6%
Bank of America Corp.	2,242,250	78,478,750
Citigroup Inc.	20,015,441	410,516,695
J.P. Morgan Chase and Co.	6,681,501	312,026,097
NYSE Euronext	2,037,700	79,837,086

		880,858,628

Health Care — 13.4%
Biotechnology — 3.1%
Amgen Inc.	3,909,800	231,733,846	A

Semi-Annual Report to Shareholders	13

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — 10.3%
Aetna Inc.	11,835,859	$427,392,868
UnitedHealth Group Inc.	14,130,000	358,760,700

		786,153,568

Industrials — 4.4%
Industrial Conglomerates — 4.4%
3M Co.	200,000	13,662,000
General Electric Co.	12,511,150	319,034,325

		332,696,325

Information Technology — 28.1%
Communications Equipment — 3.2%
Cisco Systems Inc.	10,986,515	247,855,779	A

Computers and Peripherals — 7.2%
EMC Corp.	2,000,000	23,920,000	A
Hewlett-Packard Co.	5,451,673	252,085,359
International Business Machines Corp.	2,336,410	273,266,514

		549,271,873

Internet Software and Services — 10.6%
eBay Inc.	14,846,900	332,273,622	A
Google Inc.	550,000	220,286,000	A
Yahoo! Inc.	14,683,000	254,015,900	A

		806,575,522

Semiconductors and Semiconductor Equipment — 2.1%
Texas Instruments Inc.	7,448,900	160,151,350

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Software — 5.0%
CA Inc.	9,265,100	$184,931,396
Electronic Arts Inc. (EA)	4,838,067	178,960,098	A
Microsoft Corp.	500,000	13,345,000

		377,236,494

Materials — 0.6%
Metals and Mining — 0.6%
Nucor Corp.	1,063,650	42,014,175

Utilities — 6.5%
Independent Power Producers and Energy Traders — 6.5%
The AES Corp.	42,311,422	494,620,523	A,B

Total Common Stocks and Equity Interests (Cost — $6,325,143,933)		6,983,095,153

Semi-Annual Report to Shareholders	15

	Shares/Par	Value
Repurchase Agreement — 3.5%

J.P. Morgan Chase and Co. 1.00%, dated 9/30/08, to be repurchased at $266,701,334 on 10/1/08 (Collateral: $272,410,000 Federal Home Loan Bank Bond, 2.817%, due 9/10/09, value $272,155,297)	$266,693,926	$266,693,926

Total Repurchase Agreements (Cost — $266,693,926)		266,693,926

Total Investments — 95.3% (Cost — $6,591,837,859)C		7,249,789,079
Other Assets Less Liabilities — 4.7%		358,739,129

Net Assets — 100.0%		$7,608,528,208

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2008, the total market value of Affiliated Companies was $795,725,549, and the cost was $995,453,812.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,041,111,631
Gross unrealized depreciation	(1,383,160,411)

Net unrealized appreciation	$657,951,220

See notes to financial statements.

16	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value
Affiliated companies (Cost — $995,453,812)		$795,725,549
Non-affiliated companies (Cost — $5,329,690,121)		6,187,369,604
Short-term securities at value (Cost — $266,693,926)		266,693,926
Cash		266,693,926
Receivable for securities sold		139,819,977
Receivable for fund shares sold		6,863,621
Dividends and interest receivable		5,490,845
Other assets		108,820

Total assets		7,668,766,268

Liabilities:
Payable for fund shares repurchased	$47,876,259
Accrued management fee	4,521,794
Accrued distribution and service fees	3,567,584
Payable for securities purchased	1,161,965
Income distribution payable	3,730
Accrued expenses	3,106,728

Total liabilities		60,238,060

Net Assets		$7,608,528,208

Net assets consist of:
Accumulated paid-in-capital		$8,748,400,022
Undistributed net investment income		19,845,784
Accumulated net realized loss on investments		(1,817,668,818)
Unrealized appreciation of investments		657,951,220

Net Assets		$7,608,528,208

Net Asset Value Per Share:
Primary Class (109,903,107 shares outstanding)		$36.66

Class R (861,125 shares outstanding)		$40.90

Financial Intermediary Class (15,622,443 shares outstanding)		$41.10

Institutional Class (68,652,358 shares outstanding)		$42.27

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Statement of Operations

Legg Mason Value Trust, Inc.

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$1,034,375
Dividends:
Affiliated companies	15,114,713
Non-affiliated companies	72,147,674

Total income		$88,296,762
Expenses:
Management fees	34,448,620
Distribution and service fees:
Primary Class	26,079,688
Class R	95,757
Financial Intermediary Class	1,185,263
Audit and legal fees	147,300
Custodian fees	446,129
Directors’ fees and expenses	51,537
Registration fees	71,323
Reports to shareholders	885,000
Transfer agent and shareholder servicing expense:
Primary Class	1,688,833
Class R	28,942
Financial Intermediary Class	493,931
Institutional Class	608,345
Other expenses	279,237

	66,509,905
Less: Expenses reimbursed	(76,837)

Net expenses		66,433,068

Net Investment Income		21,863,694
Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(1,800,579,498	)A
Change in unrealized appreciation/(depreciation) of investments		(433,737,480)

Net Realized and Unrealized Loss on Investments		(2,234,316,978)

Change in Net Assets Resulting From Operations		$(2,212,453,284)

A	Includes $(47,794,088) of net realized gain/loss on the sale of shares of Affiliated Companies.

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.

	For the Six Months Ended September 30, 2008	For The Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:
Net investment income (loss)	$21,863,694	$(39,799,999)
Net realized gain/(loss)	(1,800,579,498)	1,909,833,086
Change in unrealized appreciation/(depreciation)	(433,737,480)	(5,784,748,210)

Change in net assets resulting from operations	(2,212,453,284)	(3,914,715,123)
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(367,679,525)	(833,870,693)
Class R	(2,370,611)	(2,135,149)
Financial Intermediary Class	(60,972,373)	(133,245,269)
Institutional Class	(236,040,977)	(491,759,507)

Change in net assets from fund share transactions:
Primary Class	(966,123,279)	(1,605,619,171)
Class R	14,148,296	46,139,796
Financial Intermediary Class	(167,833,100)	(669,581,914)
Institutional Class	(586,415,501)	(324,145,587)

Change in net assets	(4,585,740,354)	(7,928,932,617)

Net Assets:

Beginning of period	12,194,268,562	20,123,201,179

End of period	$7,608,528,208	$12,194,268,562

Undistributed net investment income and accumulated net investment loss, respectively	$19,845,784	$(2,017,910)

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Financial Highlights

Legg Mason Value Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30,		Years Ended March 31,
	2008		2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$49.79		$71.57		$69.14		$61.35		$57.55		$39.41

Investment operations:
Net investment loss	(0.00	)A,B	(.44	)B	(.57	)B	(.55	)C	(.46	)C	(.31	)C
Net realized and unrealized gain/(loss)	(9.97)		(15.31)		3.00		8.34		4.26		18.45

Total from investment operations	(9.97)		(15.75)		2.43		7.79		3.80		18.14

Distributions from:
Net realized gain on investments	(3.16)		(6.03)		—		—		—		—

Total distributions	(3.16)		(6.03)		—		—		—		—

Net asset value, end of period	$36.66		$49.79		$71.57		$69.14		$61.35		$57.55

Total return	(21.17	)%D	(23.86)%		3.51%		12.70%		6.60%		46.03%

Ratios to Average Net Assets:E
Total expenses	1.71	%F	1.68%		1.70%		1.68%		1.68%		1.70%
Expenses net of waivers, if any	1.71	%F	1.68%		1.69%		1.68%		1.68%		1.70%
Expenses net of all reductions	1.71	%F	1.68%		1.69%		1.68%		1.68%		1.70%
Net investment loss	(.01	)%F	(.64)%		(.84)%		(.83)%		(.77)%		(.61)%

Supplemental Data:
Portfolio turnover rate	5.9	%D	20.3%		11.1%		12.7%		8.8%		3.8%
Net assets, end of period (in thousands)	$4,029,567		$6,523,527		$11,111,284		$12,117,518		$11,208,979		$10,790,770

A	Amount less than $.01 per share.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Value Trust, Inc. — Continued

Class R:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008		Period Ended March 31, 2007G
	(Unaudited)
Net asset value, beginning of period	$55.07		$78.21		$79.73

Investment operations:
Net investment income/(loss)	.08	B	(.10	)B	(.08	)B
Net realized and unrealized loss	(11.09)		(17.01)		(1.44)

Total from investment operations	(11.01)		(17.11)		(1.52)

Distributions from:
Net realized gain on investments	(3.16)		(6.03)		—

Total distributions	(3.16)		(6.03)		—

Net asset value, end of period	$40.90		$55.07		$78.21

Total return	(21.02	)%D	(23.57)%		(1.92	)%D
Ratios to Average Net Assets:E
Total expenses	1.35	%F	1.32%		6.25	%F
Expenses net of waivers, if any	1.35	%F	1.32%		1.19	%F
Expenses net of all reductions	1.35	%F	1.32%		1.19	%F
Net investment income (loss)	.34	%F	(.14)%		(.45	)%F

Supplemental Data:
Portfolio turnover rate	5.9	%D	20.3%		11.1%
Net assets, end of period (in thousands)	$35,220		$32,862		$608

G	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

See	notes to financial statements.

Semi-Annual Report to Shareholders	21

Financial Intermediary Class:

	Six Months Ended September 30,		Years Ended March 31,
	2008		2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$55.24		$78.23		$75.07		$66.18		$61.67		$41.95

Investment operations:
Net investment income/(loss)	.17	B	—	B	(.12	)B	(.10	)C	(.07	)C	.02	C
Net realized and unrealized gain/(loss)	(11.15)		(16.96)		3.28		8.99		4.58		19.70

Total from investment operations	(10.98)		(16.96)		3.16		8.89		4.51		19.72

Distributions from:
Net realized gain on investments	(3.16)		(6.03)		—		—		—		—

Total distributions	(3.16)		(6.03)		—		—		—		—

Net asset value, end of period	$41.10		$55.24		$78.23		$75.07		$66.18		$61.67

Total return	(20.90	)%D	(23.36)%		4.21%		13.43%		7.31%		47.01%
Ratios to Average Net Assets:E
Total expenses	1.05	%F	1.03%		1.03%		1.02%		1.03%		1.03%
Expenses net of waivers, if any	1.05	%F	1.03%		1.03%		1.02%		1.03%		1.03%
Expenses net of all reductions	1.05	%F	1.03%		1.03%		1.02%		1.03%		1.03%
Net investment income (loss)	.66	%F	—%		(.17)%		(.18)%		(.14)%		.04%

Supplemental Data:
Portfolio turnover rate	5.9	%D	20.3%		11.1%		12.7%		8.8%		3.8%
Net assets, end of period (in thousands)	$642,064		$1,073,237		$2,210,274		$2,047,848		$944,489		$500,241

See notes to financial statements.

22	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Value Trust, Inc. — Continued

Institutional Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$56.63		$79.78		$76.30		$67.04		$62.26		$42.21

Investment operations:
Net investment income	.25	B	.28	B	.12	B	.10	C	.12	C	.18	C
Net realized and unrealized gain/(loss)	(11.45)		(17.40)		3.36		9.16		4.66		19.87

Total from investment operations	(11.20)		(17.12)		3.48		9.26		4.78		20.05

Distributions from:
Net realized gain on investments	(3.16)		(6.03)		—		—		—		—

Total distributions	(3.16)		(6.03)		—		—		—		—

Net asset value, end of period	$42.27		$56.63		$79.78		$76.30		$67.04		$62.26

Total return	(20.78	)%D	(23.10)%		4.56%		13.81%		7.68%		47.50%
Ratios to Average Net Assets:E
Total expenses	.73	%F	.69%		.70%		.69%		.69%		.70%
Expenses net of waivers, if any	.72	%F	.69%		.70%		.69%		.69%		.70%
Expenses net of all reductions	.72	%F	.69%		.70%		.69%		.69%		.70%
Net investment income	.96	%F	.36%		.16%		.16%		.21%		.38%

Supplemental Data:
Portfolio turnover rate	5.9	%D	20.3%		11.1%		12.7%		8.8%		3.8%
Net assets, end of period (in thousands)	$2,901,677		$4,564,643		$6,801,035		$6,213,811		$4,353,817		$2,928,977

See notes to financial statements.

Semi-Annual Report to Shareholders	23

Notes to Financial Statements

Legg Mason Value Trust, Inc.

(Unaudited)

1. Significant Accounting Policies:

Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class, Class R and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically

24	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$7,249,789,079	$6,983,095,153	$266,693,926	—
Other Financial Instruments*	—	—	—	—

Total	$7,249,789,079	$6,983,095,153	$266,693,926	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$591,775,538	$3,316,455,568

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Semi-Annual Report to Shareholders	25

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian takes possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank & Trust Company, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in realized gain/ (loss) on investment transactions. During the six months ended September 30, 2008, the Fund did not receive any commission rebates.

Redemption In-Kind

The Fund under certain conditions may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in-capital. During the six months ended September 30, 2008, the Fund realized $51,864,261 of net gain on $136,303,000 redemption in-kind transactions, which will not be recognized for tax purposes.

26	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report to Shareholders	27

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2008.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual advisory fee rates for the Fund are provided in the chart below:

Management and Advisory Fees	Asset Breakpoint
0.70%	on the first $2 billion
0.65%	on the next $20 billion
0.62%	on the next $10 billion
0.59%	exceeding $32 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors and certain other expenses. For the six months ended September 30, 2008, LMCM reimbursed the Fund $76,837 for these expenses.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as sub-administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

28	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary, Class R and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.70%	0.25%
Class RA	0.25%	0.25%
Financial Intermediary ClassA	N/A	0.25%

LMCM, LMFA and LMIS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund(s) until distributed in accordance with the Plan.

A

The Rule 12b-1 plans for Class R and the Financial Intermediary Class of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors has currently approved payments under this plan of 0.50% and 0.25% of the average daily net assets of Class R and Financial Intermediary Class, respectively.

Semi-Annual Report to Shareholders	29

4. Transactions In Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended September 30, 2008:

Company	Affiliate’s Mkt Value at 3/31/08	Purchased		Sold		Div/Interest Income	Affiliate’s Value at 9/30/08	Realized Gain/(Loss)
		Cost	Shares/Par	Cost	Shares/Par
Eastman Kodak Co.	$371,070,000	$—	—	$73,868,482	1,422,300	$5,250,000	$301,105,026	$(53,138,963)
Qwest Communications International Inc.B	426,921,977	—	—	356,660,711	94,243,262	9,864,713	—	2,893,015
The AES Corp.	784,506,870	—	—	64,932,344	4,749,578	—	494,620,523	2,451,860

	$1,582,498,847	$—		$495,461,537		$15,114,713	$795,725,549	$(47,794,088)

B	At the end of the period, the issuer of this security was no longer an affiliated company.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2008.

30	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

6. Fund Share Transactions:

At September 30, 2008, there were 450,000,000, 500,000,000, 100,000,000, 450,000,000 shares authorized at $.001 par value for the Primary Class, Class R, Financial Intermediary and Institutional Classes, respectively, of the Fund. Share transactions were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	3,360,328	$148,994,790	6,912,140	$468,909,734
Shares issued on reinvestment	8,152,163	365,053,521	12,192,659	792,432,544
Shares repurchased	(32,623,200)	(1,480,171,590)	(43,333,766)	(2,866,961,449)

Net Decrease	(21,110,709)	$(966,123,279)	(24,228,967)	$(1,605,619,171)

Class R
Shares sold	433,166	$22,599,551	947,525	$71,351,598
Shares issued on reinvestment	47,498	2,370,611	30,169	2,135,149
Shares repurchased	(216,312)	(10,821,866)	(388,699)	(27,346,951)

Net Increase	264,352	$14,148,296	588,995	$46,139,796

Financial Intermediary Class
Shares sold	3,588,567	$193,735,983	6,048,548	$429,472,169
Shares issued on reinvestment	1,205,569	60,411,066	1,824,119	131,639,570
Shares repurchased	(8,600,100)	(421,980,149)	(16,696,238)	(1,230,693,653)

Net Decrease	(3,805,964)	$(167,833,100)	(8,823,571)	$(669,581,914)

Institutional Class
Shares sold	11,040,477	$566,831,520	16,929,662	$1,256,879,885
Shares issued on reinvestment	4,476,324	230,485,926	6,482,316	475,343,068
Shares repurchased	(27,472,123)	(1,383,732,947)	(28,053,404)	(2,056,368,540)

Net Decrease	(11,955,322)	$(586,415,501)	(4,641,426)	$(324,145,587)

Semi-Annual Report to Shareholders	31

7. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows.

The Fund’s investment policies do not permit the Fund to engage in derivatives transactions. Unless the Fund’s investment policies change and the Fund begins engaging in derivatives transactions, FAS 161 will have no impact on the Fund’s disclosures.

Notes

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Fund

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Fund

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmason.com/individualinvestors	Legg Mason Investor Services — Institutional For R, FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

LMF-002/S (11/08) TN08-3399

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date: November 24, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.

Date: November 24, 2008